6. COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2015 USD ($)
Commitments And Contingencies Details
2016:	$ 2,000,000
2017:	2,400,000
2018:	2,600,000
2019:	2,600,000
2020:	$ 2,600,000